Equity (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Equity [Abstract]
Issued as at April 01	179,223,247	179,144,347	178,684,647
Issued for cash	0	0	0
Issued for consideration other than cash	0	0	0
Exercise of share options	3,014,822	78,900	459,700
Issued as at March 31	182,238,069	179,223,247	179,144,347